Taxes on Income	12 Months Ended
Dec. 31, 2013
Taxes on Income [Abstract]
Taxes on Income
Note 12 - Taxes on Income

A.
Measurement of results for tax purposes under the Israeli Income Tax Regulations (Rules for Maintaining Accounting Records of Foreign Invested Companies and Certain Partnerships and Determining Their Taxable Income) - 1986

As a "foreign invested company" (as defined in the Israeli Law for the Encouragement of Capital Investments-1959), the Company's management has elected to apply Income Tax Regulations (Rules for Maintaining Accounting Records of Foreign Invested Companies and Certain Partnerships and Determining Their Taxable Income) - 1986 from January 1, 2002. Accordingly, its taxable income or loss is calculated in US Dollars.

B.	Israel tax reform

Presented hereunder are the tax rates relevant to the Company in the years 2011-2013:

2011 - 24%
2012 - 25%
2013 - 25%

On August 5, 2013 the Knesset passed the Law for Changes in National Priorities (Legislative Amendments for Achieving Budget Objectives in the Years 2013 and 2014) - 2013, by which, inter alia, the corporate tax rate would be raised by 1.5% to a rate of 26.5% as from 2014.

C.	Tax benefits under the Israeli Law for the Encouragement of Capital Investments, 1959 (hereinafter - the "Law")

1.	Rates

a.
The Company has elected to be taxed under the alternative benefits method, whereby the Company waives grants in return for tax exemptions. For the manufacturing plant in Yokneam the Company is entitled to an exemption from tax on its taxable income for a period of ten years beginning from the year of election; For the research and development center the Company is entitled to an exemption from tax on its taxable income for two years beginning from the year of election, and not more than 25%, on its taxable income in the next eight years.

b.
In the event of distribution by the Company of cash dividends out of its retained earnings that were tax exempt due to the "Approved Enterprise" or "Benefited Enterprise" (See Note 12C 4) status, the Company would be subjected to a maximum of 25% corporate tax on the amount distributed, and a further 15% withholding tax would be deducted from the amounts distributed to the shareholders.

Out of the Company's retained earnings as of December 31, 2013 and 2012, approximately US$ 50,683 thousand and US$ 30,779 thousand are tax-exempt respectively, due to "Approved Enterprise" and "Benefited Enterprise" status. If such tax-exempt income is distributed by cash dividend (including a liquidation dividend), it would be taxed at the reduced corporate tax rate applicable to such profits (up to 25%) and an income tax liability of up to approximately US$ 12,671 thousand and US$ 7,695 thousand would be incurred as of December 31, 2013  and 2012, respectively. The Company anticipates that any future dividends distributed pursuant to its dividend policy, will be distributed from income sources which will not impose additional tax liabilities on the company. The Company intends to reinvest the amount of its tax-exempt income. Accordingly, no deferred income taxes have been provided on income attributable to the Company's "Approved Enterprise" or "Benefited Enterprise" as the undistributed tax exempt income is essentially permanent in duration.

c.
Should the Company derive income from sources other than the "Approved Enterprise" or "Benefited Enterprise" during the relevant period of benefits, such income will be taxable at the regular corporate tax rates for the applicable year.

2.	Accelerated depreciation

The Company is entitled to claim accelerated depreciation for a period of five years in respect of property, plant and equipment of an "Approved Enterprise"and "Benefited Enterprise". The Company has not utilized this benefit to date.

3.	Conditions for entitlement to the tax benefits

Entitlement to the tax benefits of the Company's "Approved Enterprise"and "Benefited Enterprise" is dependent upon the Company fulfilling the conditions stipulated by the Law and the regulations published thereunder, as well as the criteria set forth in the approval for the specific investment in the Company's "Approved Enterprise".

In the event of failure to comply with these conditions, the tax benefits may be canceled, and the Company may be required to refund the amount of the cancelled benefits, with the addition of linkage differences and interest. As of the date of these financial statements, the Company meets the compliance with these conditions.

4.	Amendments to the Law

On March 30, 2005, the Israeli Parliament approved a reform of the above Law. The primary changes are as follows:

(a)
Companies that meet the criteria of the "Benefited Enterprise" (formerly known as Alternative Path of "Approved Enterprise") benefits will receive those benefits without prior approval. In addition, there will be no requirement to file reports with the Investment Center. Companies will be required to notify the Israeli Tax Authorities regarding the implementation of the "Benefited Enterprise". Audits will take place via the Israeli Income Tax Authorities as part of the tax audits. Request for pre-ruling is possible.

(b)
Tax benefits of the "Benefited Enterprise" comparing to regular corporate tax regulations, include lower tax rates or no tax depending on the area and the path chosen, lower tax rates on dividend income and accelerated tax depreciation. The tax benefits do not differ from those prior the amendment.

(c)
In order to receive the tax benefits in the Grant Path or the "Benefited Enterprise", the "Industrial Company" must contribute to the economic independence of Israel's economy in one of the following ways:

1.	Its primary activity is in the Biotechnology or Nanotechnology fields and pre-approval is received from the head of research and development at the Office of the Chief Scientist;

2.	Its revenue from a specific country is not greater than 75% of its total revenues that year;

3.	25% or more of its revenues are derived from a specific foreign market of at least 14 million residents.

(d)	Upon the establishment of a "Benefited Enterprise", an investment of at least NIS 300 thousand in production machinery and equipment within three years is required.

(e)
For an expansion, a company is required to invest within three years the higher of NIS 300 thousand in production machinery and equipment or a certain percentage of its existing production machinery and equipment.

The amendments to the Law do not retroactively apply for investment programs having an "Approved Enterprise" approval certificate from the Investment Center issued up to December 31, 2004. Therefore, the amendments do not impact an existing "Approved Enterprise" that received prior written approval. The new tax regime shall apply for a new "Approved Enterprise" and for an "Approved Enterprise" expansion for which the elected year is 2004 onwards.

In respect to the abovementioned amendments to the Law, the Company selected the tax years 2004, 2006, 2009 and 2012 as the years of election. The Israeli Tax Authorities, in a pre-ruling issued to the Company, have established a formula for the allocation of the Company's taxable income that will be subject to the relevant different tax rates as permitted under the amendments to the Law.

On December 29, 2010 the Knesset approved the Economic Policy Law for 2011-2012, which includes an amendment to the Law for the Encouragement of Capital Investments - 1959 (hereinafter - "the Amendment to the Law"). The Amendment to the Law is effective from January 1, 2011 and its provisions will apply to preferred income derived or accrued in 2011 and thereafter by a Preferred Company, per the definition of these terms in the Amendment to the Law.

Companies can choose to not be included in the scope of the Amendment to the Law and to stay in the scope of the law before its amendment until the end of the benefits period. The 2012 tax year is the last year companies can choose as the year of election, providing that the minimum qualifying investment began in 2010.

The Amendment provides that only companies in Development Area A will be entitled to the grants track and that they will be entitled to receive benefits under this track and under the tax benefits track at the same time. In addition, the existing tax benefit tracks were eliminated (the tax exempt track, the "Ireland track" and the "Strategic" track) and two new tax tracks were introduced in their place, a "Preferred Enterprise" and a "Special Preferred Enterprise", which mainly provide a uniform and reduced tax rate for all the company's income entitled to benefits, such as: for a "Preferred Enterprise" - in the 2011-2012 tax years - a tax rate of 10% for Development Area A and of 15% for the rest of the country, in the 2013-2014 tax years - a tax rate of 7% for Development Area A and of 12.5% for the rest of the country, and as from the 2015 tax year - 6% for Development Area A and 12% for the rest of the country. Furthermore, an enterprise that meets the definition of a "Special Preferred Enterprise" is entitled to benefits for a period of 10 consecutive years and a reduced tax rate of 5% if it is located in Development Area A or of 8% if it is located in a different area.

On August 5, 2013 the Knesset passed the Law for Changes in National Priorities (Legislative Amendments for Achieving Budget Objectives in the Years 2013 and 2014) - 2013, which cancelled the planned tax reduction so that as from the 2014 tax year the tax rate on preferred income will be 9% for Development Area A and 16% for the rest of the country. Furthermore, an enterprise that meets the definition of a "Special Preferred Enterprise" is entitled to benefits for a period of 10 consecutive years and a reduced tax rate of 5% if it is located in Development Area A or of 8% if it is located in a different area.

The Amendment also provides that no tax will apply to a dividend distributed out of preferred income to a shareholder that is a company, for both the distributing company and the shareholder. A tax rate of 15% shall apply to a dividend distributed out of preferred income to an individual shareholder or foreign resident, subject to double taxation prevention treaties. The Law for Changes in National Priorities (Legislative Amendments for Achieving Budget Objectives in the Years 2013 and 2014) - 2013 raised to 20% the tax rate on a dividend distributed to an individual and foreign resident out of preferred income as from January 1, 2014.

Furthermore, the Amendment provides relief with respect to the non-payment of tax on a dividend received by an Israeli company from profits of an approved/alternative/beneficiary enterprise that accrued in the benefits period according to the version of the law before its amendment, if the company distributing the dividend notifies the tax authorities by June 30, 2015 that it is applying the provisions of the Amendment and the dividend is distributed after the date of the notice (hereinafter - "the relief"). Furthermore, a distribution from profits of the exempt enterprise will be subject to tax by the distributing company.

The Company complies with the conditions provided in the amendment to the Law for the Encouragement of Capital Investments for inclusion in the scope of the tax benefits track. The Company intends to implement the Amendment as from the 2014 tax year. Therefore, the deferred tax balances as at December 31, 2013 were adjusted by the amount of US$ 399 thousand.

D.	Tax benefits under the Israeli Law for Encouragement of Industry (Taxes), 1969

The Company considers that it currently qualifies as an "Industrial Company" under the above Law. As such, it is entitled to certain tax benefits, mainly the right to deduct share issuance costs over three years for tax purposes in the event of a public offering.

E.	Taxation of the subsidiary

The subsidiary files tax returns to US Federal tax authorities and to state tax authorities in the states of New Jersey and California.

F.	Tax assessments

For the Israeli jurisdiction the Company has final tax assessments for all years up to and including the tax year ended December 31, 2012.  For the US Federal jurisdictions, the subsidiary has final tax assessments for all years up to and including the tax year ended December 31, 2009. For the New-Jersey state jurisdiction, the subsidiary has final tax assessments for all years up to and including the tax year ended December 31, 2008. For the California state jurisdiction, the subsidiary has open tax assessments for 2011 through 2013.

G.	Income before income taxes and income taxes expense (benefit) included in the consolidated statements of operations

	Year ended December 31
	2011	2012	2013
	US$ thousands

Income before income taxes:
Israel	8,899	10,086	16,857
Foreign jurisdiction	11	695	1,125
	8,910	10,781	17,982

Current taxes:
Israel	619	784	949
Foreign jurisdiction	-	116	479
	619	900	1,428

Tax (benefits) expenses relating to prior years:
Israel	(38)	(12)	29

Deferred taxes:
Israel	73	(3)	(552)
Foreign jurisdiction	13	25	-
	86	22	(552)

Income tax expense	667	910	905

H.	Deferred income taxes

The tax effects of significant items comprising the Company's deferred tax assets are as follows:

	December 31	December 31
	2012	2013
	US$ thousands	US$ thousands

Deferred tax assets:
Accrued employee benefits	147	248
Research and development costs	8	458
PPE	5	5
Other	1	2
Total gross deferred tax assets	161	713

Net deferred tax assets	161	713

Current	47	274
Non-current	114	439
Total	161	713

I.	Reconciliation of the statutory tax expense to actual tax expense

	Year ended December 31
	2011	2012	2013
	US$ thousands

Income before income taxes	8,910	10,781	17,982
Statutory tax rate in Israel	24%	25%	25%
	2,138	2,695	4,496

Increase (decrease) in taxes resulting from:
Non-deductible operating expenses	123	159	205
Prior year adjustments	(38)	(12)	29
Change in valuation allowance	12	(63)	-
Tax effect due to "Approved Enterprise" status	(1,640)	(2,063)	(4,396)
Taxes related to foreign jurisdictions	-	30	198
Changes in tax rate	65	(58)	399
Other	7	222	(26)

Income tax expense	667	910	905

J.	Accounting for uncertainty in income taxes

ASC 740-10 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements. This standard prescribes a minimum recognition threshold a tax position is required to meet before being recognized in the financial statements. ASC 740-10 requires significant judgment in determining what constitutes an individual tax position as well as assessing the outcome of each tax position.

During 2011, 2012 and 2013 the Company and its subsidiary did not have any unrecognized tax benefits and thus, no related interest and penalties were accrued.

In addition, the Company and its subsidiary do not expect that the amount of unrecognized tax benefits will change significantly within the next twelve months.